Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 242,222		¥ 53,508
Less: accumulated depreciation and amortization	(47,633)		(45,806)
Property, equipment and software, net	194,589	$ 28,334	7,702
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	191,743		0
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	29,966		29,556
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,846		13,399
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,577		5,675
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,617		1,405
Computer Softwares
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,473		¥ 3,473